UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2012

Date of reporting period:  August 31, 2011

Item 1. Schedule of Investments.

Cookson Peirce Core Equity Fund
Schedule of Investments
August 31, 2011 (Unaudited)

COMMON STOCKS - 90.13%
	Shares	Value
Amusement, Gambling, and Recreation Industries - 6.47%
Wynn Resorts Ltd.	9,000	1,392,480

Chemical Manufacturing - 5.21%
EI du Pont de Nemours & Co.	23,230	1,121,312

Clothing and Clothing Accessories Stores - 6.98%
Abercrombie & Fitch Co.	13,190	839,016
Genesco, Inc. (a)	12,490	662,220
		1,501,236
Data Processing, Hosting and Related Services - 6.52%
Automatic Data Processing Inc.	13,420	671,403
Rackspace Hosting, Inc. (a)	20,000	731,200
		1,402,603
Food Manufacturing - 14.15%
Hain Celestial Group, Inc. (a)	30,000	948,900
Hershey Co.	20,250	1,187,663
HJ Heinz Co.	17,230	906,987
		3,043,550
Health and Personal Care Stores - 4.46%
McKesson Corp.	12,000	959,160

Insurance Carriers and Related Activities - 4.42%
Unitedhealth Group, Inc.	20,000	950,400

Miscellaneous Manufacturing - 8.91%
Estee Lauder Companies, Inc.	11,000	1,074,260
MAKO Surgical Corp. (a)	23,450	841,855
		1,916,115
Oil and Gas Extraction - 9.55%
Cabot Oil & Gas Corp.	14,420	1,093,901
El Paso Corp.	50,180	960,445
		2,054,346
Petroleum and Coal Products Manufacturing - 4.80%
Chevron Corp.	10,440	1,032,620

Pipeline Transportation - 2.74%
Transcanada Corp.	13,660	589,429

Professional, Scientific, and Technical Services - 4.12%
Alliance Data Systems Corp. (a)	9,500	887,395

Truck Transportation - 3.87%
JB Hunt Transport Services, Inc.	20,710	832,335

Utilities - 3.58%
Southern Co.	18,640	770,950

Water Transportation - 4.35%
Kirby Corp. (a)	17,000	935,680

TOTAL COMMON STOCKS Cost ($18,167,591)		19,389,611

REAL ESTATE INVESTMENT TRUSTS - 9.72%
Public Storage	9,700	1,200,181
UDR, Inc.	33,380	891,580
TOTAL REAL ESTATE INVESTMENT TRUSTS Cost ($1,646,711)		2,091,761

Short-Term Investments - 0.26%
MONEY MARKET FUNDS - 0.26%
AIM STIT - Liquid Assets Portfolio	56,463	56,463
TOTAL SHORT-TERM INVESTMENTS Cost ($56,463)		56,463

Total Investments (Cost $19,870,765) - 100.11%		21,537,835
Liabilities in Excess of Other Assets - (0.11)%		(23,049)
TOTAL NET ASSETS - 100.00%		$21,514,786

(a) Non-income producing security.

The cost basis of investments for federal income tax purposes at August 31, 2011 was as follows*:

Cost of investments	$19,870,765
Gross unrealized appreciation	2,276,589
Gross unrealized depreciation	(609,518)
Net unrealized appreciation	$1,667,070

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stock*	$19,389,611	$-	$-	$19,389,611
REITs	2,091,761	-	-	2,091,761
Short-Term Investments	56,463	-	-	56,463

Total Investments in Securities	$21,537,835	$-	$-	$21,537,835

There were no transfers into and out of Level 1 and 2 during the period ended August 31, 2011.
The Fund did not hold any Level 3 securities throughout the period.
* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)      /s/ Joseph Neuberger
                                                      Joseph Neuberger, President

Date October 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Joseph Neuberger
                                                        Joseph Neuberger, President

Date October 17, 2011

By (Signature and Title)* /s/ John Buckel
                                                   John Buckel, Treasurer

Date October 13, 2011

* Print the name and title of each signing officer under his or her signature.